Treasury Stock - Additional Information (Details) ¥ in Thousands	12 Months Ended				36 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Sep. 27, 2023 USD ($) shares
Equity, Class of Treasury Stock [Line Items]
Shares repurchased value | ¥	¥ 825		¥ 655
Treasury stock, shares	5,807,088				5,807,088	5,807,088
Treasury stock, value | ¥	¥ 1,480				¥ 1,480
Class A ordinary shares
Equity, Class of Treasury Stock [Line Items]
Number of ordinary shares that each ADS represents	48		48	48	48	48	48
Treasury stock, shares					5,807,088	5,807,088
Treasury stock, value					¥ 1,500	$ 200,000
American Depositary Shares
Equity, Class of Treasury Stock [Line Items]
Number of shares repurchased	78,396	78,396	42,585	42,585	120,981
Shares repurchased value	¥ 800	$ 100,000	¥ 700	$ 100,000
Maximum | American Depositary Shares
Equity, Class of Treasury Stock [Line Items]
Share repurchase program authorized amount | $							$ 2,000,000